CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current Assets:
Cash and cash equivalents	$ 9,584,318	$ 3,352,045	$ 2,408,520
Accounts receivable	4,713,380	0
Inventory	3,781,529	4,951,273	4,074,166
Advance payments	554,518	2,189,956	24,438
Prepaid lease	4,541,216	3,773,379	2,372,480
Other current assets	19,132	11,572	15,625
Total Current Assets	23,194,093	14,278,225	8,895,229
Property and equipment, net	13,247,820	13,985,305	15,108,031
Other Assets
Intangibles, net	152,125	153,712	158,020
Prepaid leases, net of current portion	29,401,503	23,367,927	18,000,267
Total Other Assets	29,553,628	23,521,639	18,158,287
TOTAL ASSETS	65,995,541	51,785,169	42,161,547
Current Liabilities:
Short-term bank loans	4,583,600	4,547,200	5,542,000
Accounts payable and accrued expenses	240,814	276,443	208,325
Due to related parties	2,120,536	1,508,566	718,261
Customer deposits	1,784,330	0
Other current liabilities	104,990	61,849	45,865
Total Current Liabilities	$ 8,834,270	$ 6,394,058	$ 6,514,451
Commitments and Contingencies
Stockholders' Equity
Common stock $0.0001 par value, 200,000,000 shares authorized 15,918,940 shares issued and outstanding at June 30, 2015 and September 30, 2014, respectively	$ 1,592	$ 1,592	$ 1,592
Additional paid-in capital	4,909,572	4,909,572	4,909,572
Statutory reserves	2,583,925	2,539,170	2,508,735
Retained earnings	46,851,255	35,545,085	25,678,005
Accumulated other comprehensive income	2,814,927	2,395,692	2,549,192
Total stockholders' equity	57,161,271	45,391,111	35,647,096
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 65,995,541	$ 51,785,169	$ 42,161,547